Financing (Components of Debt) (FY) (Details) € in Millions, $ in Millions	Jun. 28, 2024 USD ($)	Jun. 28, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Sep. 29, 2023 EUR (€)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Long-term debt	$ 2,615		$ 2,629			$ 0
5.50% Senior Unsecured Notes Due September 2026 | Senior notes
Debt Instrument [Line Items]
Interest rate of debt instrument	5.50%	5.50%	5.50%	5.50%
Aggregate principal amount	$ 700		$ 700
Long-term debt	$ 697		$ 696			0
5.35% Senior Unsecured Notes Due September 2028 | Senior notes
Debt Instrument [Line Items]
Interest rate of debt instrument	5.35%	5.35%	5.35%	5.35%
Aggregate principal amount	$ 700		$ 700
Long-term debt	$ 695		$ 695			0
4.15% Senior Unsecured Notes Due September 2031 | Senior notes
Debt Instrument [Line Items]
Interest rate of debt instrument	4.15%	4.15%	4.15%	4.15%
Aggregate principal amount | €		€ 500		€ 500	€ 500
Long-term debt	$ 530		$ 546			0
5.45% Senior Unsecured Notes Due September 2033 | Senior notes
Debt Instrument [Line Items]
Interest rate of debt instrument	5.45%	5.45%	5.45%	5.45%
Aggregate principal amount	$ 700		$ 700
Long-term debt	$ 693		$ 692			$ 0